United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/13

Date of Reporting Period: 04/30/13

Item 1. Reports to Stockholders

Annual Shareholder Report
April 30, 2013
Share Class	Ticker
Institutional	FIIFX
Service	INISX

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended April 30, 2013, was 7.41% for Institutional Shares and 7.14% for Service Shares. The total return of the Barclays U.S. Intermediate Credit Index, the Fund's broad-based securities market index (BICI),1 was 5.99% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BICI.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the BICI were: (1) sector/industry selection; (2) the selection of individual securities; (3) the selection of securities with different maturities; and (4) the effect of changing interest rates, referred to as “duration.”2
For purposes of the following, the discussion will focus on the performance of the Fund's Institutional Shares. The 7.41% total return of the Institutional Shares for the reporting period consisted of 4.34% of dividends and 3.07% of appreciation in the net asset value of the shares.
MARKET OVERVIEW
Throughout the 12-month reporting period, underlying the volatility in the financial markets that was brought about by flare-ups of euro-zone risk and the United States' own budgetary and economic issues were two consistent themes. These themes were investors' quest for higher yielding assets and global central banks' support of economic growth through quantitative easing (QE) policies that continued to foster exceptionally low interest rates.3
In the first half of the 12-month reporting period, the financial markets faced continued upheaval from the euro zone as concern about the Greek fiscal problems spread to another weak link, Spain, which resulted in record-high sovereign bond yields. The resumption of a slower growth pattern emerged in the United States as did questions about China's ability to navigate its own weakening economic growth. U.S. Treasury yields reached record lows during the third quarter of 2012. Despite the uncertainty, with the announcement of the Federal Reserve's (the Fed) open-ended third round of QE and the European Central Bank's pledge to “do what it takes” to support the euro zone, there was a strong risk appetite in the markets. Higher risk asset classes significantly outperformed safe haven U.S. government securities.
Annual Shareholder Report
1

During the second half of the 12-month reporting period, euro-zone risk appeared again, but this time to a lesser degree as the culprit was the tiny island nation of Cyprus. Constructively, the Fed more than doubled the QE3 buying program to $85 billion per month, the “fiscal cliff” (automatic spending cuts and tax increases scheduled for the outset of 2013) was averted and Japan's central bank joined the other major monetary authorities with its own aggressive QE program. After exhibiting 2.5% growth in the first quarter of 2013, the U.S. economy appeared to be slowing as the reporting period ended. Corporate bonds outperformed U.S. Treasuries, but to a lesser degree than in the first half of the reporting period. The demand for higher yielding assets overwhelmed the implications of a slightly weaker U.S. economy.
sector/industry selection
The decision to overweight or underweight various corporate sectors significantly added to Fund performance relative to the BICI. Specifically, the Fund was overweight in the financial area including Insurance, Brokerage and Banks. In non-financial sectors, the Fund benefited from exposure to Basic Industries. Additionally, the Fund had less exposure to the non-corporate positions in the BICI, including sovereign, supranational and foreign agency issues, all of which collectively generated a return of 3.87% as compared to the 6.53% for the corporate positions in the BICI, thus helping Fund performance.
Security Selection
While individual securities both added and detracted from performance, the overall selection of individual securities outperformed that of the BICI, especially in the finance area. Individual issuers that added to Fund performance were: Jefferies Group, Morgan Stanley, Goldman Sachs and Crown Castle Towers. Issuers that detracted from Fund performance were: Capital One, Regional Diversified Funding (a collection of subordinated bank debt securities), Interpublic Group and Petrobras International.
Annual Shareholder Report
2

Yield Curve strategy
The yield curve strategy detracted from Fund performance relative to the BICI. On average, the Fund had an overweight position in the longer part of the maturity spectrum (10-30 years) with an underweight to shorter maturities (2-3 years). While overall longer-term interest rates ended the year lower than where they started, rates steadily increased during the latter three quarters of the reporting period. The Fund increased its overweight to longer maturities during this period, which hurt performance.
Duration
Changing interest rates had a negative effect on Fund performance relative to the BICI. With expectations for positive economic growth and good corporate earnings, both of which are typically associated with higher interest rates, the Fund was generally positioned with a shorter average maturity than the BICI. In the marketplace, however, interest rates fell over the course of the reporting period generating price appreciation in the BICI that was greater than that of the Fund's portfolio. Derivatives, primarily U.S. Treasury futures, which were used to adjust duration targets had a negative effect on Fund performance.
1	The BICI is an index that consists of dollar-denominated, investment-grade, publicly-issued securities with a maturity of between one and ten years, a minimum amount outstanding of $250 million and that are issued by both corporate issuers and non-corporate issuers (supranationals, sovereigns, foreign agencies and foreign local governments). The index is unmanaged, and it is not possible to invest directly in an index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Intermediate Corporate Bond Fund (the “Fund”) from April 30, 2003 to April 30, 2013, compared to the Barclays U.S. Intermediate Credit Index (BICI)2 and the Lipper Intermediate Term Investment Grade Debt Funds Average (LIIGDFA).3
Average Annual Total Returns for the Period Ended 4/30/2013
Share Class	1 Year	5 Years	10 Years
Institutional Shares	7.41%	5.88%	5.00%
Service Shares	7.14%	5.62%	4.74%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report
4

Growth of a $10,000 Investment–Institutional shares
Growth of a $10,000 Investment–Service Shares
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BICI and LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At April 30, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	95.3%
Foreign Government Debt Securities	1.1%
Municipal Bond	0.5%
Derivative Contracts[2]	(0.4)%
Cash Equivalents[3]	2.5%
Other Assets and Liabilities—Net[4]	1.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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6

Portfolio of Investments
April 30, 2013
Principal Amount or Shares			Value
		Corporate Bonds—95.3%
		Basic Industry - Chemicals—1.3%
$540,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$575,404
350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	376,181
500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	528,198
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,398,436
640,000		RPM International, Inc., 6.50%, 2/15/2018	754,678
860,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,016,469
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	529,203
		TOTAL	5,178,569
		Basic Industry - Metals & Mining—6.7%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	549,449
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,140,417
1,110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	1,432,425
1,100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	1,129,913
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	323,543
930,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	930,074
505,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	509,662
400,000		ArcelorMittal, 6.125%, 6/1/2018	438,677
850,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	902,533
430,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	431,213
2,500,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	2,648,885
150,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	154,005
390,000	[1,2]	Barrick Gold Corp., Sr. Unsecd. Note, Series 144A, 2.50%, 5/1/2018	392,356
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	250,501
1,210,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	1,316,796
925,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	932,257
1,430,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,547,260
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	963,513
2,450,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.70%, 3/15/2023	2,476,636
1,040,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,123,623
Annual Shareholder Report
7

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Basic Industry - Metals & Mining—continued
$640,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	$652,556
1,600,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,634,355
630,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	737,036
150,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	150,834
2,350,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	2,640,592
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	554,100
		TOTAL	25,963,211
		Basic Industry - Paper—1.4%
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	2,117,872
500,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	500,910
650,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	717,406
550,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	634,721
1,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,266,684
227,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	311,187
		TOTAL	5,548,780
		Capital Goods - Aerospace & Defense—0.4%
675,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	788,738
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	341,700
630,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	554,724
		TOTAL	1,685,162
		Capital Goods - Building Materials—0.9%
300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	340,177
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,195,652
1,530,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,828,629
		TOTAL	3,364,458
		Capital Goods - Construction Machinery—0.4%
1,280,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,405,983
		Capital Goods - Diversified Manufacturing—1.5%
615,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	636,125
560,000		Dover Corp., Note, 5.45%, 3/15/2018	663,113
510,000		Harsco Corp., 5.75%, 5/15/2018	557,581
500,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	531,933
550,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	709,866
1,680,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	1,893,348
Annual Shareholder Report
8

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Diversified Manufacturing—continued
$950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	$878,750
		TOTAL	5,870,716
		Communications - Media & Cable—1.3%
770,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	924,966
340,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	352,871
1,520,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,734,268
770,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	793,511
1,140,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	1,238,731
		TOTAL	5,044,347
		Communications - Media Noncable—2.0%
1,620,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,729,350
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	1,008,569
130,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	134,633
775,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	873,421
800,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	832,874
1,800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	1,945,296
1,210,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	1,238,908
		TOTAL	7,763,051
		Communications - Telecom Wireless—2.4%
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	408,116
750,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	832,232
4,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	5,040,622
1,180,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	1,324,438
1,580,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,679,012
		TOTAL	9,284,420
		Communications - Telecom Wirelines—2.4%
1,290,000		Alltel Corp., Deb., 6.50%, 11/1/2013	1,328,739
1,560,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,700,932
1,900,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	1,964,644
1,500,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	1,573,232
910,000		Rogers Communications, Inc., 5.50%, 3/15/2014	948,398
410,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	452,983
930,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	942,472
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	315,976
		TOTAL	9,227,376
Annual Shareholder Report
9

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Automotive—4.6%
$1,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	$1,057,339
1,500,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	1,518,482
1,500,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	1,508,812
1,300,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,307,133
2,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	2,075,192
370,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	392,075
575,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	617,652
520,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	538,761
1,490,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	1,622,415
3,400,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	3,617,359
150,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	153,469
800,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	809,695
990,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	1,046,777
1,650,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,720,962
		TOTAL	17,986,123
		Consumer Cyclical - Entertainment—0.7%
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,898,393
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	620,926
290,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	312,511
		TOTAL	2,831,830
		Consumer Cyclical - Lodging—1.2%
1,400,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,554,000
1,550,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,633,017
1,010,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	1,071,242
420,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	479,145
3,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	3,403
		TOTAL	4,740,807
		Consumer Cyclical - Retailers—0.5%
430,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	445,344
560,000		Best Buy Co., Inc., Sr. Unsecd. Note, 7.25%, 7/15/2013	569,800
305,818	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	348,714
Annual Shareholder Report
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Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Retailers—continued
$540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	$609,119
		TOTAL	1,972,977
		Consumer Cyclical - Services—1.0%
2,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,618,086
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	561,110
400,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	513,878
		TOTAL	3,693,074
		Consumer Non-Cyclical - Food/Beverage—2.5%
800,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	848,189
2,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	2,244,084
750,000	[1,2]	ConAgra Foods, Inc., Series 144A, 6.625%, 8/15/2039	977,542
525,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	538,055
1,000,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,109,360
2,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	2,105,657
1,010,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	1,115,252
640,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	709,954
		TOTAL	9,648,093
		Consumer Non-Cyclical - Health Care—0.4%
550,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	604,467
870,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	872,021
		TOTAL	1,476,488
		Consumer Non-Cyclical - Pharmaceuticals—0.8%
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,342,863
310,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	322,335
1,270,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	1,466,249
		TOTAL	3,131,447
		Consumer Non-Cyclical - Tobacco—0.1%
370,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	441,890
		Energy - Independent—1.9%
430,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	453,083
170,000		Pemex Project Funding Master Trust, 5.75%, 12/15/2015	187,850
500,000		Petroleos Mexicanos, 6.50%, 6/2/2041	623,750
5,000,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	5,376,600
270,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	288,165
450,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	489,441
Annual Shareholder Report
11

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Independent—continued
$171,818	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	$176,409
		TOTAL	7,595,298
		Energy - Integrated—1.5%
990,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,098,923
680,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	719,758
400,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	410,108
740,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	927,874
950,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	1,032,184
1,200,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	1,430,780
250,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	255,873
		TOTAL	5,875,500
		Energy - Oil Field Services—1.1%
350,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	379,841
600,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	771,411
490,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	551,281
435,000	[1,2]	Schlumberger Investment SA, Company Guarantee, 1.95%, 9/14/2016	451,230
700,000		Weatherford International Ltd., 6.00%, 3/15/2018	801,189
750,000		Weatherford International Ltd., 9.875%, 3/1/2039	1,126,484
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	60,489
		TOTAL	4,141,925
		Energy - Refining—0.8%
410,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	532,827
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,926,623
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	518,888
		TOTAL	2,978,338
		Financial Institution - Banking—19.2%
920,000		American Express Co., 2.65%, 12/2/2022	924,024
1,550,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,700,801
5,900,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	6,196,298
2,100,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	2,407,648
1,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,210,981
2,550,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,943,386
Annual Shareholder Report
12

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$1,900,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	$1,908,379
1,000,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	1,011,431
800,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	802,241
1,700,000	[1,2]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 9/29/2049	1,742,500
1,180,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,269,521
940,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	1,040,453
2,510,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	2,839,749
400,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	436,136
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.75%, 5/19/2015	1,074,724
675,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	768,804
1,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.25%, 1/11/2016	1,857,408
830,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	888,405
2,510,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	2,589,886
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,331,960
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	2,921,505
2,100,000		HSBC Bank USA, N.A., Sr. Sub. Note, 4.625%, 4/1/2014	2,178,212
1,300,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,310,234
750,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	773,016
210,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	264,395
1,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,848,931
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	499,873
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,202,862
1,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, Series MTN, 5.45%, 7/15/2014	1,053,106
1,440,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,509,803
3,360,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	3,577,634
760,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	842,835
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	1,752,711
1,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,635,592
610,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	665,074
3,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	4,276,042
1,960,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.854%, 11/9/2022	1,975,645
1,230,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,268,843
1,784,820	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	1,314,859
Annual Shareholder Report
13

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$1,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	$1,935,089
360,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	386,237
440,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	478,878
2,300,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	2,459,199
2,280,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,870,157
45,021	[1,2]	World Financial, Pass Thru Cert., Series 144A, 6.91%, 9/1/2013	45,334
		TOTAL	74,990,801
		Financial Institution - Brokerage—4.7%
1,490,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,574,342
550,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	663,591
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,223,781
2,000,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	2,323,236
760,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	952,940
885,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	1,025,720
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	552,370
490,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	587,180
2,140,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	2,727,522
515,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	560,433
390,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	394,875
70,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	74,653
1,200,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	1,390,820
1,790,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	2,324,129
1,830,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,930,785
		TOTAL	18,306,377
		Financial Institution - Finance Noncaptive—5.0%
710,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	718,097
437,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	587,929
1,403,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	1,471,854
1,500,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,627,743
1,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,146,228
5,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	5,084,615
1,800,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	2,094,790
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,142,000
500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.68%, 12/21/2065	452,500
Annual Shareholder Report
14

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Finance Noncaptive—continued
$500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	$568,750
3,300,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	3,691,321
		TOTAL	19,585,827
		Financial Institution - Insurance - Health—0.1%
279,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	351,323
		Financial Institution - Insurance - Life—4.8%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,536,869
1,000,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,366,472
780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	1,060,380
1,300,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	1,360,629
2,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,506,618
950,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,314,370
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	266,652
1,000,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	1,200,278
1,790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	2,918,434
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	446,600
800,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	812,010
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	813,587
375,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	385,660
420,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	439,022
400,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	527,832
380,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	490,418
1,150,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	1,412,220
		TOTAL	18,858,051
		Financial Institution - Insurance - P&C—2.7%
630,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	692,538
690,000		CNA Financial Corp., 6.50%, 8/15/2016	794,518
770,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	922,499
130,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	155,712
590,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	753,267
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	697,357
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	467,171
Annual Shareholder Report
15

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - P&C—continued
$220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	$245,368
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	1,449,134
1,700,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	2,595,388
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	224,722
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,627,500
		TOTAL	10,625,174
		Financial Institution - REITs—3.3%
640,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	740,230
300,000		AMB Property LP, Series MTN, 6.30%, 6/1/2013	301,310
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	663,205
2,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	2,438,222
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	494,356
1,570,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,904,435
800,000	[1,2]	Healthcare Trust of America, Series 144A, 3.70%, 4/15/2023	816,491
700,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	722,490
1,120,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	1,389,594
1,310,000		ProLogis, Inc., Sr. Unsecd. Note, 7.625%, 8/15/2014	1,414,266
1,180,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	1,460,366
370,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	417,516
		TOTAL	12,762,481
		Municipal Services—0.4%
560,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	602,291
955,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,030,550
		TOTAL	1,632,841
		Sovereign—0.8%
1,630,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	1,738,780
425,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	465,521
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	941,680
		TOTAL	3,145,981
		Technology—5.1%
540,000		Apple, Inc., Sr. Unsecd. Note, 1.000%, 5/3/2018	540,000
335,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	336,156
580,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	584,691
Annual Shareholder Report
16

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$350,000		BMC Software, Inc., 7.25%, 6/1/2018	$392,382
960,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	974,874
560,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	601,512
1,200,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	1,216,554
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,984,547
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,852,264
1,220,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.60%, 9/15/2017	1,242,698
1,200,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,253,357
1,760,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	1,831,014
940,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	998,317
160,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	183,532
1,870,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,253,973
755,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	757,585
455,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	499,402
350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	371,104
850,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	937,533
645,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	669,366
450,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	490,548
		TOTAL	19,971,409
		Transportation - Airlines—0.8%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	520,148
2,460,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	2,746,573
		TOTAL	3,266,721
		Transportation - Railroads—0.2%
471,816		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	555,978
400,000	[1,2]	Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2023	402,101
		TOTAL	958,079
		Transportation - Services—1.6%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,005,551
945,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	1,110,152
1,220,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	1,403,808
1,100,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	1,193,965
Annual Shareholder Report
17

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Transportation - Services—continued
$1,000,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	$1,072,617
515,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	534,210
		TOTAL	6,320,303
		Utility - Electric—5.0%
1,135,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	1,149,434
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	528,344
1,090,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,314,793
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	2,737,016
770,000	[1,2]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	797,538
1,050,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,083,095
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,762,507
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	457,563
325,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	367,890
590,656	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	631,280
665,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	702,352
1,630,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,085,503
1,830,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,665,280
430,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	462,769
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	595,203
800,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	926,280
1,140,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	1,234,817
		TOTAL	19,501,664
		Utility - Natural Gas Distributor—0.6%
250,000		Atmos Energy Corp., 8.50%, 3/15/2019	339,009
800,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	824,821
1,035,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	1,169,371
		TOTAL	2,333,201
		Utility - Natural Gas Pipelines—3.2%
740,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	786,986
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,025,494
2,050,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	2,188,789
Annual Shareholder Report
18

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Natural Gas Pipelines—continued
$1,860,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	$2,390,429
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	411,153
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,651,729
730,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	929,684
680,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	687,286
2,060,000		Williams Partners LP, 5.25%, 3/15/2020	2,394,453
		TOTAL	12,466,003
		TOTAL CORPORATE BONDS (IDENTIFIED COST $336,571,680)	371,926,099
		MUNICIPAL BOND—0.5%
		Municipal Services—0.5%
1,830,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 1/1/2042 (IDENTIFIED COST $1,830,000)	1,895,294
		FOREIGN Governments/Agencies—1.1%
		Sovereign—1.1%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	365,920
1,340,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	1,587,900
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,007,860
1,000,000		United Mexican States, Note, 5.625%, 1/15/2017	1,153,000
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,628,410)	4,114,680
		MUTUAL FUND—2.5%
9,884,299	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11% (AT NET ASSET VALUE)	9,884,299
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $351,914,389)[6]	387,820,372
		OTHER ASSETS AND LIABILITIES - NET—0.6%[7]	2,531,454
		TOTAL NET ASSETS—100%	$390,351,826
Annual Shareholder Report
19

At April 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
8U.S. Ultra Bond Short Futures	120	$19,721,250	June 2013	$(1,118,707)
8U.S. Long Bond Short Futures	95	$14,095,625	June 2013	$(590,878)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,709,585)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2013, these restricted securities amounted to $91,532,745, which represented 23.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2013, these liquid restricted securities amounted to $88,222,132, which represented 22.6% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Affiliated holding.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
20

The following is a summary of the inputs used, as of April 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$370,611,240	$1,314,859[1]	$371,926,099
Municipal Bond	—	1,895,294	—	1,895,294
Foreign Governments/Agencies	—	4,114,680	—	4,114,680
Mutual Fund	9,884,299	—	—	9,884,299
TOTAL SECURITIES	$9,884,299	$376,621,214	$1,314,859	$387,820,372
OTHER FINANCIAL INSTRUMENTS[2]	$(1,709,585)	$—	$—	$(1,709,585)
1	Includes $1,570,476 of a corporate bond security transferred from Level 2 to Level 3 because the Adviser determined, based on an analysis of the valuation inputs, that this security more appropriately meets the definition of Level 3. This transfer represents the value of the security at the beginning of the period.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.09	$10.22	$10.06	$8.93	$10.01
Income From Investment Operations:
Net investment income	0.42	0.45	0.49	0.47	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	0.31	(0.02)	0.16	1.13	(1.08)
TOTAL FROM INVESTMENT OPERATIONS	0.73	0.43	0.65	1.60	(0.58)
Less Distributions:
Distributions from net investment income	(0.42)	(0.45)	(0.49)	(0.47)	(0.50)
Distributions from net realized gain on investments and futures contracts	—	(0.11)	—	—	—
TOTAL DISTRIBUTIONS	(0.42)	(0.56)	(0.49)	(0.47)	(0.50)
Net Asset Value, End of Period	$10.40	$10.09	$10.22	$10.06	$8.93
Total Return[1]	7.41%	4.33%	6.59%	18.18%	(5.72)%
Ratios to Average Net Assets:
Net expenses	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	4.14%	4.45%	4.83%	4.81%	5.45%
Expense waiver/reimbursement[2]	0.22%	0.24%	0.23%	0.25%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$239,453	$261,834	$302,135	$335,767	$186,136
Portfolio turnover	28%	20%	22%	70%	28%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.09	$10.22	$10.06	$8.93	$10.01
Income From Investment Operations:
Net investment income	0.40	0.42	0.46	0.44	0.48
Net realized and unrealized gain (loss) on investments and futures contracts	0.31	(0.02)	0.16	1.13	(1.08)
TOTAL FROM INVESTMENT OPERATIONS	0.71	0.40	0.62	1.57	(0.60)
Less Distributions:
Distributions from net investment income	(0.40)	(0.42)	(0.46)	(0.44)	(0.48)
Distributions from net realized gain on investments and futures contracts	—	(0.11)	—	—	—
TOTAL DISTRIBUTIONS	(0.40)	(0.53)	(0.46)	(0.44)	(0.48)
Net Asset Value, End of Period	$10.40	$10.09	$10.22	$10.06	$8.93
Total Return[1]	7.14%	4.07%	6.33%	17.89%	(5.95)%
Ratios to Average Net Assets:
Net expenses	0.81%	0.81%	0.81%	0.81%	0.80%
Net investment income	3.90%	4.16%	4.55%	4.55%	5.20%
Expense waiver/reimbursement[2]	0.41%	0.44%	0.44%	0.45%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$150,899	$171,273	$70,365	$168,592	$128,292
Portfolio turnover	28%	20%	22%	70%	28%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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23

Statement of Assets and Liabilities
April 30, 2013
Assets:
Total investment in securities, at value including $9,884,299 of investment in an affiliated holding (Note 5) (identified cost $351,914,389)		$387,820,372
Restricted cash (Note 2)		696,500
Income receivable		4,709,566
Receivable for shares sold		307,971
Receivable for daily variation margin		65,781
TOTAL ASSETS		393,600,190
Liabilities:
Payable for investments purchased	$2,157,693
Payable for shares redeemed	704,185
Income distribution payable	256,615
Payable to adviser (Note 5)	1,095
Payable for shareholder services fee (Note 5)	44,326
Accrued expenses (Note 5)	84,450
TOTAL LIABILITIES		3,248,364
Net assets for 37,522,930 shares outstanding		$390,351,826
Net Assets Consist of:
Paid-in capital		$353,104,750
Net unrealized appreciation of investments and futures contracts		34,196,398
Accumulated net realized gain on investments and futures contracts		2,954,952
Undistributed net investment income		95,726
TOTAL NET ASSETS		$390,351,826
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$239,453,272 ÷ 23,018,080 shares outstanding, no par value, unlimited shares authorized		$10.40
Service Shares:
$150,898,554 ÷ 14,504,850 shares outstanding, no par value, unlimited shares authorized		$10.40
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Operations
Year Ended April 30, 2013
Investment Income:
Interest			$19,044,492
Dividends received from an affiliated holding (Note 5)			13,147
TOTAL INCOME			19,057,639
Expenses:
Investment adviser fee (Note 5)		$2,023,969
Administrative fee (Note 5)		315,882
Custodian fees		20,796
Transfer and dividend disbursing agent fees and expenses		323,747
Directors'/Trustees' fees (Note 5)		3,064
Auditing fees		24,450
Legal fees		7,971
Portfolio accounting fees		138,248
Distribution services fee (Note 5)		399,158
Shareholder services fee (Note 5)		541,769
Account administration fee (Note 2)		2,413
Share registration costs		48,887
Printing and postage		25,901
Insurance premiums (Note 5)		4,673
Miscellaneous (Note 5)		2,019
TOTAL EXPENSES		3,882,947
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(650,110)
Waiver of administrative fee (Note 5)	(2,817)
Waiver of distribution services fee (Note 5)	(399,158)
Reimbursement of shareholder services fee (Note 5)	(143,644)
Reimbursement of account administration fee (Note 2)	(1,579)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,197,308)
Net expenses			2,685,639
Net investment income			16,372,000
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			10,729,582
Net realized loss on futures contracts			(3,502,052)
Net change in unrealized appreciation of investments			5,949,831
Net change in unrealized depreciation of futures contracts			(801,830)
Net realized and unrealized gain on investments and futures contracts			12,375,531
Change in net assets resulting from operations			$28,747,531
See Notes which are an integral part of the Financial Statements
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25

Statement of Changes in Net Assets
Year Ended April 30	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,372,000	$17,180,843
Net realized gain (loss) on investments and futures contracts	7,227,530	(5,637,207)
Net change in unrealized appreciation/depreciation of investments and futures contracts	5,148,001	5,980,575
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	28,747,531	17,524,211
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(10,148,271)	(11,965,802)
Service Shares	(6,214,102)	(5,158,072)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	—	(2,756,937)
Service Shares	—	(1,663,604)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,362,373)	(21,544,415)
Share Transactions:
Proceeds from sale of shares	100,031,743	221,054,275
Net asset value of shares issued to shareholders in payment of distributions declared	13,074,024	16,919,177
Cost of shares redeemed	(168,247,003)	(173,344,881)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(55,141,236)	64,628,571
Change in net assets	(42,756,078)	60,608,367
Net Assets:
Beginning of period	433,107,904	372,499,537
End of period (including undistributed net investment income of $95,726 and $86,099, respectively)	$390,351,826	$433,107,904
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Notes to Financial Statements
April 30, 2013
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing-service or from more than one dealer for an investment within a certain period of time, as defined by the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
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27

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution service fees, shareholder services fees and account administration fees unique to those classes. For the year ended April 30, 2013, account administration fees for the fund were as followed:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed
Institutional Shares	$1,579	$(1,579)
Service Shares	834	—
TOTAL	$2,413	$(1,579)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report
30

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $8,479,447 and $36,735,925, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(1,709,585)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(3,502,052)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(801,830)
Annual Shareholder Report
31

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,898,393
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	3/31/1999 – 9/29/1999	$1,138,408	$1,412,220
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended April 30	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,938,790	$60,770,138	9,256,280	$93,356,026
Shares issued to shareholders in payment of distributions declared	690,323	7,069,931	1,070,992	10,716,834
Shares redeemed	(9,553,416)	(97,492,637)	(13,933,950)	(140,553,866)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,924,303)	$(29,652,568)	(3,606,678)	$(36,481,006)
Annual Shareholder Report
32

Year Ended April 30	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,844,194	$39,261,605	12,731,350	$127,698,249
Shares issued to shareholders in payment of distributions declared	586,278	6,004,093	622,159	6,202,343
Shares redeemed	(6,894,836)	(70,754,366)	(3,266,205)	(32,791,015)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,464,364)	$(25,488,668)	10,087,304	$101,109,577
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,388,667)	$(55,141,236)	6,480,626	$64,628,571
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$16,362,373	$17,123,874
Long-term capital gains	$—	$4,420,541
As of April 30, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$95,726
Undistributed long-term capital gains	$1,245,367
Net unrealized appreciation	$35,905,983
At April 30, 2013, the cost of investments for federal tax purposes was $351,914,389. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $35,905,983. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,576,029 and net unrealized depreciation from investments for those securities having an excess of cost over value of $670,046.
The Fund used capital loss carryforwards of $5,180,405 to offset taxable capital gains realized during the year ended April 30, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2013, the Adviser voluntarily waived $640,057 of its fee.
Annual Shareholder Report
33

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2013, FAS waived $2,817 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$399,158	$(399,158)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended April 30, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Institutional Shares	$143,444	$(143,444)
Service Shares	398,325	(200)
TOTAL	$541,769	$(143,644)
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2014 or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended April 30, 2013, the Adviser reimbursed $10,053. Transactions involving the affiliated holding during the year ended April 30, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2012	10,603,550
Purchases/Additions	156,283,167
Sales/Reductions	(157,002,418)
Balance of Shares Held 4/30/2013	9,884,299
Value	$9,884,299
Dividend Income	$13,147
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2013, were as follows:
Purchases	$76,648,155
Sales	$130,676,577
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2013, there were no outstanding loans. During the year ended April 30, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2013, there were no outstanding loans. During the year ended April 30, 2013, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED INTERMEDIATE CORPORATE BOND FUND:
We have audited the accompanying statement of assets and liabilities of Federated Intermediate Corporate Bond Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Corporate Bond Fund, a portfolio of Federated Income Securities Trust, at April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
June 24, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,074.10	$2.88
Service Shares	$1,000	$1,071.40	$4.16
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.02	$2.81
Service Shares	$1,000	$1,020.78	$4.06
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.56%
Service Shares	0.81%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “ Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Bryan J. Dingle Birth Date: February 12, 1971 Vice President Officer since: May 2013 Portfolio Manager since: March 2013	Principal Occupations: Bryan J. Dingle has been the Fund's portfolio manager since March 2013. He is Vice President of the Trust with respect to the Fund. Mr. Dingle joined Federated in 2006 as a Senior Investment Analyst and an Assistant Vice President of a Federated advisory subsidiary. He became a Vice President of the Fund's Adviser in 2008. From 1997 to 2006, he served as a Vice President and Senior Credit Analyst of Fixed Income Corporate Bond Research for MTB Investment Advisors, from 1995 to 1997 he was an Investment Officer and Junior Credit Analyst at MTB Investment Advisors and from 1994 to 1995 served as a Relationship Manager and Credit Analyst Trainee for M&T Bank. Mr. Dingle earned his B.S. at the University of Delaware and received his M.B.A. in Business and Management from the University of Maryland.
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Evaluation and Approval of Advisory Contract–May 2012
Federated Intermediate Corporate Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
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information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
50

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-02 (6/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
April 30, 2013
Share Class	Ticker
A	FTIAX
Institutional	FSTIX
Service	FSISX
Y	FSTYX

Federated Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from May 1, 2012 through April 30, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended April 30, 2013, was 1.90% for Class A Shares, 2.49% for Institutional Shares, 2.30% for Service Shares and 2.66% for Class Y Shares. The total return of the Fund's blended benchmark, the 0-3 Year Composite Index (0-3C),1 was 2.06% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the 0-3C.
The following discussion will focus on the performance of the Fund's Class Y shares. The 2.66% return during the 12-month reporting period consisted of 2.08% of taxable dividends and 0.58% of appreciation in the net asset value of the shares.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the 0-3C were: (1) allocations to “higher-beta, out of index” sectors like emerging markets and bank loans (sector allocation); (2) the Fund's duration and yield curve positioning; and (3) security selection. The use of derivative strategies in the form of credit default swap indices (CDX) on high yield, bank loan and emerging markets exposures had a positive effect on Fund performance as noted in the Security Selection section.2
MARKET OVERVIEW
The Fund's performance during the 12-month reporting period reflected a continued benign interest rate environment at the short-end of the U.S. yield curve. General spread tightening in domestic risk assets reflected gradual, albeit continuing improvement in U.S. economic statistics. In addition, the effect of massive monetary stimulus was a clear factor in the Fund's performance, not only from the U.S. Federal Reserve (the “Fed”), but also the European Central Bank, and late in the Fund's reporting period, the Bank of Japan. Investors seeking any kind of yield were driven into corporate bonds, asset backed securities (ABS) and most other classes of “ risk assets.” The Fund's performance during the reporting period was slightly higher than cash alternatives and outperformed the 0-3C due to the natural slope of the yield curve and still-attractive credit spreads.
Annual Shareholder Report

sector ALLOCATION
The Fund made no wholesale changes in sector allocation during the 12-month reporting period. Both “credit-sensitive” sectors of the Fund, i.e., the corporate debt and structured credit allocations in the Fund, were maintained in an overweight position for the entire reporting period under review. Positions in Treasury securities were underweighted during the entire reporting period. A slight underweight to mortgage securities was also maintained for the duration of the period, with much of this in “credit” mortgage positions like commercial mortgage-backed securities (CMBS) and prime U.K. and U.S. non-agency residential mortgage backed securities (MBS).3 The underweight in Treasuries helped performance relative to the 0-3C.
Duration/Yield curve
Fund duration4 was generally maintained at a level which did not deviate very far from that of the 0-3C over the 12-month reporting period. This decision was due to the fact that while inflationary expectations were generally low, the already low level of short-term interest rates indicated that an aggressive duration overweight, even if successful, was unlikely to add significant incremental return.5 On the other hand, economic growth remained sufficiently contained to at least allow for a 0-3C weight exposure to interest rates. The decision to structure the Fund's portfolio in a barbell configuration (i.e., duration was attained by having overweight positions in longer-dated and shorter-dated securities rather than equal weights all along the portion of the yield curve in which the Fund invests) added to the Fund's return as spread tightening in longer-dated securities allowed for the generation of a bit more capital appreciation relative to a more laddered portfolio approach.
Annual Shareholder Report

SECURITY SELECTION
No single security in the Fund's portfolio either added more than two basis points to or from performance relative to the 0-3C, generally due to the fact that the Fund does not normally maintain large individual security exposures. A few subordinate automobile ABS securities added alpha through significant spread tightening, as did one container-backed ABS. Positions in emerging markets,6 high yield core bond and bank loan portfolios, and positions in high yield, bank loan and emerging markets CDX indices added more alpha on a specific basis, though these positions might be considered as sector specific alpha providers rather than security specific ones.
1	The 0-3C is a composite index of four separate indices which track various security types. The four component indices, which are produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Bank of America Merrill Lynch 1-3 Year Corporate Index (30% weighting in the composite index), the Bank of America Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Bank of America Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Bank of America Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed income securities represented by the component indexes, which will vary. The Fund's broad-based securities market index is the Barclays 1-3 Year Government/Credit Index (B1-3GCI). The BI-3GCI is an index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years and is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The BI-3GCI had a 1.04% return during the 12-month reporting period. The 0-3C is being used for comparison purposes because although it is not the Fund's broad-based securities market index, the Fund's Adviser believes it more closely reflects the market sectors in which the Fund invests. The four component indexes and the B1-3GCI are unmanaged, and it is not possible to invest directly in an index.
2	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
3	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
4	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
6	International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Short-Term Income Fund (the “Fund”) from August 26, 2004 (start of performance) to April 30, 2013, for Class A Shares and Class Y Shares and from April 30, 2003 to April 30, 2013, for Institutional Shares and Service Shares, compared to the Barclays 1-3 Year Government/Credit Index (B1-3GCI),2 the Fund's broad-based securities market index, the 0-3 Year Composite Index (0-3C)3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).4
Average Annual Total Returns for the Period Ended 4/30/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years	Start of Performance*
Class A Shares	0.85%	2.92%	N/A	2.89%
Institutional Shares	2.49%	3.72%	3.40%	N/A
Service Shares	2.30%	3.52%	3.21%	N/A
Class Y Shares	2.66%	3.89%	N/A	3.78%
*	The Fund's Class A Shares and Class Y Shares start of performance date was August 26, 2004.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 INVESTMENT–CLASS A SHARES
■	Total returns shown include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900).
Growth of a $10,000 INVESTMENT–INSTITUTIONAL SHARES
Growth of a $10,000 INVESTMENT–SERVICE SHARES
Annual Shareholder Report

Growth of a $100,000 INVESTMENT–CLASS Y SHARES
1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The B1-3GCI, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The B1-3GCI is an unmanaged index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years and is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Bank of America Merrill Lynch 1-3 Corporate Index (30% weighting in the Composite Index), the Bank of America Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Bank of America Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Bank of America Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At April 30, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	34.7%
Corporate Debt Securities	34.6%
Mortgage-Backed Securities[3]	18.5%
U.S. Treasury and Agency Securities[4]	4.0%
Floating Rate Loans	2.6%
Foreign Debt Securities	1.0%
Trade Finance Agreements	0.4%
Municipal Bond	0.2%
Derivative Contracts[5,6]	(0.0)%
Cash Equivalents[7]	4.5%
Other Assets and Liabilities—Net[8]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
5	Represents less than 0.1%.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
April 30, 2013
Principal Amount or Shares			Value
		Adjustable Rate Mortgages—0.4%
		Federal Home Loan Mortgage Corporation—0.1%
$15,036	[1]	FHLMC ARM 390260, 2.355%, 10/01/2030	$15,564
43,274	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	47,372
9,420	[1]	FHLMC ARM 420196, 5.134%, 11/01/2030	10,312
25,183	[1]	FHLMC ARM 606116, 2.176%, 9/1/2019	25,723
733,757	[1]	FHLMC ARM 780443, 2.195%, 3/01/2033	772,665
26,386	[1]	FHLMC ARM 785167, 2.143%, 12/01/2018	26,889
		TOTAL	898,525
		Federal National Mortgage Association—0.3%
22,987	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	25,164
504,331	[1]	FNMA ARM 544843, 2.812%, 10/01/2027	534,505
406,032	[1]	FNMA ARM 544852, 2.784%, 4/01/2028	430,840
652,901	[1]	FNMA ARM 544884, 2.766%, 5/01/2034	696,712
846,583	[1]	FNMA ARM 556379, 1.578%, 5/01/2040	862,086
268,668	[1]	FNMA ARM 556388, 1.578%, 5/01/2040	273,622
1,404,854	[1]	FNMA ARM 618128, 2.212%, 8/01/2033	1,466,754
		TOTAL	4,289,683
		Government National Mortgage Association—0.0%
14,624	[1]	GNMA ARM 8902, 1.625%, 30 Year, 1/20/2022	15,024
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $5,030,784)	5,203,232
		Asset-Backed Securities—34.7%
		Auto Receivables—18.8%
3,000,000	[1]	Ally Master Owner Trust 2011-3, Class A1, 0.829%, 5/15/2016	3,003,079
5,000,000	[1,2,3]	Ally Master Owner Trust 2012-1, Class D, 3.12%, 2/15/2017	5,061,332
3,000,000	[1,2,3]	Ally Master Owner Trust 2012-3, Class D, 2.549%, 6/15/2017	3,004,996
5,000,000		Americredit Automobile Receivables Trust 2005-C, Class C, 1.69%, 11/8/2018	5,001,458
1,779,000	[1]	Americredit Automobile Receivables Trust 2009-1, Class C, 4.99%, 7/17/2017	1,797,461
1,342,485		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	1,347,125
2,500,000		Americredit Automobile Receivables Trust 2010-3, Class C, 3.34%, 4/8/2016	2,632,546
535,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	548,711
Annual Shareholder Report

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Auto Receivables—continued
$5,000,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	$5,154,967
10,000,000	[1]	Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,759,714
2,000,000	[1]	Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	2,055,323
13,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	13,478,055
10,000,000	[1]	BMW Vehicle Lease Trust 2012-1, Class A4, 0.93%, 9/21/2015	10,067,353
5,000,000		BMW Vehicle Lease Trust 2013-1, Class A4, 0.66%, 6/20/2016	5,016,256
13,000,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	13,397,790
10,750,840	[2,3]	Enterprise Fleet Financing, LLC, Series 2012-1, Class A2, 1.14%, 11/20/2017	10,809,424
4,000,000	[1]	Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	4,024,376
9,000,000	[2,3]	Ford Credit Auto Lease Trust 2012-A, Class B, 1.61%, 10/15/2016	9,094,702
3,776,000	[1]	Ford Credit Auto Lease Trust 2013-A, Class D, 1.79%, 10/15/2017	3,789,999
6,500,000	[1]	Ford Credit Auto Owner Trust 2012-B, Class C, 2.08%, 2/15/2018	6,710,317
10,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.61%, 2/15/2016	10,094,309
5,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 2.96%, 2/15/2016	5,047,181
9,000,000	[1]	Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	9,076,152
10,000,000	[1,2,3]	Huntington Auto Trust 2011-1A, Class D, 3.52%, 6/15/2018	10,559,575
4,000,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	4,146,130
3,342,318	[1,2,3]	Hyundai Auto Lease Securitization Trust 2011-A, Class A3, 1.02%, 8/15/2014	3,351,450
6,000,000		Hyundai Auto Receivables Trust 2011-B, Class D, 3.51%, 11/15/2017	6,368,869
6,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	6,185,978
4,284,800	[1,2,3]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.200%, 9/20/2016	4,293,798
2,755,795	[2,3]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.27%, 9/15/2015	2,769,893
2,000,000	[2,3]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	2,032,446
5,000,000	[1,2,3]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	5,008,872
5,073,000	[1,2,3]	Navistar Financial 2012-A Owner Trust, Class D, 3.29%, 1/18/2019	5,094,067
8,120,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2011-1, Class C, 2.700%, 10/25/2016	8,194,689
2,000,000		Nissan Auto Lease Trust 2011-A, Class A4, 1.24%, 4/17/2017	2,013,447
4,000,000	[1,2,3]	PFS Financing Corp. 2013-AA, Class A, 0.749%, 2/15/2018	4,003,733
Annual Shareholder Report

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Auto Receivables—continued
$3,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2011-1 A, Class A4, 1.26%, 11/20/2017	$3,020,883
5,000,000	[1,2,3]	SMART ABS Series 2012-2US Trust, Class A4B, 1.449%, 3/14/2018	5,109,765
3,500,000	[1,2,3]	SMART Series 2012-1US Trust, Class A3B, 1.099%, 5/14/2016	3,523,094
6,000,000	[1]	Santander Drive Auto Receivables Trust 2012-4, Class B, 1.83%, 3/15/2017	6,061,503
1,600,000	[1]	Santander Drive Auto Receivables Trust 2013-1, Class C, 1.76%, 1/15/2019	1,600,434
5,500,000	[1,2,3]	Volkswagen Credit Auto Master Trust 2011-1A, Class Note, 0.879%, 9/20/2016	5,533,297
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	4,041,109
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	4,041,276
2,500,000		World Omni Automobile Lease Securitization Trust 2012-A, Class B, 1.49%, 2/15/2018	2,522,697
		TOTAL	240,449,631
		Credit Card—5.7%
4,990,000	[1,2,3]	ARRAN Cards Funding PLC 2012-1A, Class A1, 0.899%, 7/15/2015	4,991,347
10,000,000	[1]	Bank of America Credit Card Trust 2006-C5, Class C5, 0.599%, 1/15/2016	9,989,573
10,000,000	[1]	Bank of America Credit Card Trust 2008-C5, Class C5, 4.949%, 3/15/2016	10,169,572
3,799,000		Bank One Issuance Trust 2003-C3, Class C3, 4.77%, 2/16/2016	3,819,144
12,750,000	[1,2,3]	Citibank Omni Master Trust 2009-A14, Class A14, 2.949%, 8/15/2018	13,164,593
7,000,000	[1,2,3]	Golden Credit Card Trust 2012-3A, Class A, 0.649%, 7/17/2017	7,050,645
10,000,000	[1,2,3]	Penarth Master Issuer PLC, Class A1, 0.770%, 3/18/2014	10,002,100
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC, 2011-1A, Class A, 0.949%, 9/15/2016	7,034,860
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC, 2012-1A, Class A, 0.999%, 6/17/2019	7,037,030
		TOTAL	73,258,864
		Equipment Lease—3.6%
3,000,000	[2,3]	CIT Equipment Collateral 2012-VT1, Class A3, 1.10%, 8/22/2016	3,016,003
4,000,000	[2,3]	CIT Equipment Collateral 2012-VT1, Class B, 1.69%, 8/22/2016	4,041,323
8,017,099	[1,2,3]	CLI Funding LLC 2006-1A A, Class A, 0.380%, 8/18/2021	7,869,814
3,966,666	[2,3]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	3,959,287
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 9/15/2016	3,029,048
3,500,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	3,596,097
3,000,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	3,025,318
Annual Shareholder Report

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Equipment Lease—continued
$6,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.769%, 2/20/2017	$6,034,049
4,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.689%, 6/20/2017	4,015,167
3,100,000	[2,3]	Great America Leasing Receivables 2011-1, Class C, 3.38%, 1/15/2018	3,161,240
2,000,000	[2,3]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,031,752
1,200,000	[2,3]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,210,953
989,000	[2,3]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	997,696
		TOTAL	45,987,747
		Home Equity Loan—0.8%
605,514	[1]	Asset- Backed Funding Certificate 2005-OPT1, Class A2C, 0.560%, 7/25/2035	586,069
3,748,878	[1]	Carrington Mortgage Loan Trust, Class A3, 0.380%, 2/25/2036	3,535,559
16,214	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.679%, 1/15/2028	11,167
58,663	[1]	First Franklin Mortgage Loan Asset- Backed Certificates 2005-FF12, Class A2B, 0.460%, 11/25/2036	55,635
307,616	[1]	GSAMP Trust 2004-SEA2, Class A1, 0.570%, 3/25/2034	307,651
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,681,874
498,549	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.220%, 11/25/2034	452,777
328,248	[2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	38,274
325,971	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.640%, 12/25/2035	326,322
120,805	[1,2,3]	Quest Trust 2004—X1, Class A, 0.530%, 3/25/2034	118,602
2,976,824	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,940,236
74,233	[1]	Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.350%, 5/25/2036	74,233
		TOTAL	10,128,399
		Manufactured Housing—0.0%
192,269		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	200,151
		Other—5.8%
3,719,305	[1,2,3]	ACS Pass Through Trust 2007-1A, Class G1, 0.510%, 6/14/2037	3,461,278
3,221,437	[1,2,3]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.462%, 5/10/2032	3,086,539
3,453,087	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.076%, 2/25/2043	3,470,646
2,379,370	[1]	Educational Funding Of The South, Inc., 2011-1, Class A1, 0.826%, 10/25/2021	2,388,496
Annual Shareholder Report

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Other—continued
$5,000,000	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.129%, 10/25/2025	$5,068,950
12,000,000	[1,2,3]	PFS Financing Corp. 2012-AA, Class A, 1.399%, 2/15/2016	12,095,437
1,109,653	[1,2,3]	SLM Student Loan Trust 2010-C, Class A1, 1.849%, 12/15/2017	1,113,101
3,963,495	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.800%, 11/25/2027	3,994,142
3,243,519	[1,2,3]	SLM Student Loan Trust 2011-A, Class A1, 1.199%, 10/15/2024	3,268,486
1,494,882	[1,2,3]	SLM Student Loan Trust 2012-A, Class A1, 1.599%, 8/15/2025	1,517,864
5,551,732	[1,2,3]	SLM Student Loan Trust 2012-B, Class A1, 1.299%, 12/15/2021	5,596,421
6,138,340	[1,2,3]	SLM Student Loan Trust 2012-C, Class A1, 1.299%, 8/15/2023	6,198,668
2,750,146	[2,3]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	2,863,221
1,754,570	[2,3]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	1,792,963
2,067,933	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	2,117,127
2,168,485	[2,3]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	2,227,429
9,000,000	[2,3]	Textainer Marine Containers Ltd. 2012-1A, Class A, 4.21%, 4/15/2027	9,351,204
4,541,667	[2,3]	Triton Container Finance LLC, Class A, 4.21%, 5/14/2027	4,676,261
		TOTAL	74,288,233
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $438,965,217)	444,313,025
		Collateralized Mortgage Obligations—15.1%
		Commercial Mortgage—4.1%
3,702,731		Bank of America Commercial Mortgage, Inc., Class A3, 5.449%, 1/15/2049	3,786,252
574,353		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	581,943
3,635,251	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	3,811,756
1,946,218	[1]	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	1,962,297
2,214,207		Commercial Mortgage Trust 2013-LC6, Class A1, 0.724%, 1/10/2046	2,216,613
6,191,441	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	6,645,430
145,600		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 2.011%, 4/18/2029	195
3,816,499	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	4,094,102
5,167,421	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,457,713
4,118,700		JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6, Class A1, 1.031%, 5/15/2045	4,141,802
1,827,563	[2,3]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	1,874,869
29,567	[1]	Morgan Stanley Capital, Inc., 2007-T27, Class A2, 5.816%, 6/11/2042	30,026
Annual Shareholder Report

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Commercial Mortgage—continued
$5,000,000	[1,2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.989%, 4/10/2046	$4,999,979
7,481,000		WF-RBS Commercial Mortgage Trust 2011-C5, Class A2, 2.684%, 11/15/2044	7,878,971
5,000,000	[1,2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.399%, 6/15/2045	5,149,079
		TOTAL	52,631,027
		Federal Home Loan Mortgage Corporation—1.3%
1,969		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	2,102
2,107		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	2,128
25,970		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	27,707
47,859		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	53,224
34,313		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	36,349
313,666	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.549%, 2/15/2018	314,907
40,801		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	41,652
130,391		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	136,114
142,462		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	153,016
161,793		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	177,180
2,924,585	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 0.499%, 2/15/2036	2,923,240
383,228	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.659%, 2/15/2034	385,342
1,672,263	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.599%, 7/15/2036	1,676,022
777,474	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.949%, 7/15/2036	787,649
8,039,769		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	8,408,653
1,568,871	[1]	Federal Home Loan Mortgage Corp. REMIC MS 1128 FA, 1.109%, 7/15/2037	1,600,036
196,557	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.500%, 9/25/2043	222,146
		TOTAL	16,947,467
		Federal National Mortgage Association—2.2%
77,978		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	91,214
Annual Shareholder Report

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Federal National Mortgage Association—continued
$2,519		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	$2,902
56,834		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	64,390
51,253	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	57,704
3,768	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	3,918
15,892		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	17,791
338,584		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	385,934
22,598		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	23,974
133,164	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.700%, 9/25/2032	134,373
44,774		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	47,360
72,449		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	74,769
945,315	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.630%, 6/25/2036	949,750
4,905,160	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.650%, 7/25/2037	4,935,565
780,468	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.200%, 6/25/2037	798,625
926,572	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.000%, 5/25/2039	938,970
313,812	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.700%, 8/25/2039	315,384
1,352,544	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.050%, 4/25/2037	1,377,320
2,578,091	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 0.740%, 7/25/2037	2,596,744
6,104,636	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 0.650%, 3/25/2041	6,118,242
8,528,529	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 0.600%, 2/25/2042	8,548,245
90,882		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	99,670
84,227		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	95,916
		TOTAL	27,678,760
Annual Shareholder Report

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Government Agency—0.7%
$4,870,971	[2,3]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	$4,881,695
2,605,130		NCUA Guaranteed Notes 2010-C1, Class A1, 1.60%, 10/29/2020	2,649,917
1,490,749	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.653%, 1/8/2020	1,497,678
		TOTAL	9,029,290
		Non-Agency Mortgage—6.8%
250,037	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	255,469
5,000,000	[1,2,3]	Arkle Master Issuer PLC 2010-2A, Class 1A1, 1.690%, 5/17/2060	5,018,008
5,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 2A1, 1.990%, 5/17/2060	5,128,597
711,033	[1,2,3]	Arran Residential Mortgages Funding Series 2011-1A, Class A1C, 1.490%, 11/19/2047	711,518
18,945	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.093%, 3/25/2033	19,445
136,637	[1,2]	C-BASS ABS LLC, Series 1999-3, Class B1, 6.530%, 2/3/2029	43,849
263,571	[1]	Chaseflex Trust 2006-1, Class A2A, 5.508%, 6/25/2036	262,916
51,221		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	53,810
6,882,553	[2,3]	Credit Suisse Commercial Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	6,839,640
2,332,285	[1,2,3]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	2,369,087
11,247,726	[1,2,3]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.677%, 10/18/2054	11,378,039
70,273	[1,2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	63,246
3,688,455	[1,2,3]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.677%, 10/15/2054	3,715,474
3,281,918	[1,2,3]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.627%, 10/15/2054	3,310,518
4,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A2, 1.927%, 10/15/2054	4,083,742
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.470%, 2/25/2037	272,100
5,000,000	[1,2,3]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.689%, 12/22/2054	5,092,030
4,000,000	[1,2,3]	Permanent Master Issuer PLC 2011-1A, Class 1A1, 1.677%, 7/15/2042	4,032,275
366,085	[1]	Residential Accredit Loans, Inc., 2004-QA4, Class NB1, 3.644%, 9/25/2034	313,110
796		Residential Asset Mortgage Products 2004-RS12, Class AI4, 4.62%, 3/25/2033	794
103,723		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	114,701
5,938	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class B1-4, 1.105%, 1/28/2027	5,324
394,014	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	398,192
1,621,131	[1]	Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,642,233
1,900,069	[1]	Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	1,934,246
Annual Shareholder Report

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Non-Agency Mortgage—continued
$962,055	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	$987,455
8,056,739	[1]	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	8,057,369
3,736,674		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	3,727,546
4,824,189	[1]	Sequoia Mortgage Trust 2013-2, Class A1, 1.874%, 2/25/2043	4,832,738
9,000,000	[1,2,3]	Silverstone Master Issuer 2010-1A, Class A1, 1.676%, 1/21/2055	9,051,368
1,000,000	[1,2,3]	Silverstone Master Issuer 2012-1A, Class 1A, 1.826%, 1/21/2055	1,021,585
336,849		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	387,987
934,187	[1]	Washington Mutual 2006-AR15, Class 1A, 1.016%, 11/25/2046	739,315
975,577	[1]	Washington Mutual 2006-AR17, Class 1A, 0.996%, 12/25/2046	798,125
82,791	[1]	Wells Fargo Mortgage-Backed Securities Trust 2004-I, Class 1A1, 2.780%, 7/25/2034	86,832
		TOTAL	86,748,683
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $192,828,479)	193,035,227
		Corporate Bonds—31.9%
		Basic Industry - Chemicals—1.6%
5,000,000		Dow Chemical Co., Sr. Unsecd. Note, 5.90%, 2/15/2015	5,449,995
3,500,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	3,697,386
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,035,666
6,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	6,540,950
3,000,000	[2,3]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	3,365,922
		TOTAL	20,089,919
		Basic Industry - Metals & Mining—2.5%
7,000,000		Alcan, Inc., 5.00%, 6/1/2015	7,594,566
4,000,000	[2,3]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.15%, 9/27/2013	4,019,984
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,080,786
1,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,002,820
2,000,000	[1]	ArcelorMittal, Sr. Unsecd. Note, 9.50%, 2/15/2015	2,259,268
2,000,000	[2,3]	Barrick Gold Corp., Sr. Unsecd. Note, Series 144A, 2.50%, 5/1/2018	2,012,084
2,000,000		Barrick Gold Financeco LLC, Company Guarantee, 6.125%, 9/15/2013	2,038,984
4,000,000	[2,3]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,321,628
7,000,000	[2,3]	Xstrata Finance (Canada) Ltd., Series 144A, 2.85%, 11/10/2014	7,173,810
		TOTAL	32,503,930
		Capital Goods - Diversified Manufacturing—0.4%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,543,388
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Diversified Manufacturing—continued
$2,000,000	[2,3]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	$2,127,732
1,000,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,080,298
		TOTAL	5,751,418
		Communications - Media & Cable—1.0%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,128,388
4,530,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	4,827,526
7,000,000		NBCUniversal Media LLC, 3.65%, 4/30/2015	7,416,892
		TOTAL	13,372,806
		Communications - Telecom Wireless—0.9%
7,250,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	7,507,107
3,000,000	[2,3]	SBA Tower Trust, Series 144A, 4.254%, 4/15/2015	3,127,363
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,081,031
		TOTAL	11,715,501
		Communications - Telecom Wirelines—1.5%
3,400,000	[1]	AT&T, Inc., Floating Rate Note—Sr. Note, Series FRN, 0.677%, 2/12/2016	3,412,185
5,500,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,831,012
2,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,020,548
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,563,294
2,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	2,041,270
4,330,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,388,070
		TOTAL	19,256,379
		Consumer Cyclical - Automotive—2.6%
6,000,000	[2,3]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	6,077,358
6,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 0.894%, 3/28/2014	6,014,502
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,290,333
3,000,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	3,048,720
5,000,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	5,060,595
6,700,000	[2,3]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 1.625%, 3/22/2015	6,802,456
5,000,000	[2,3]	Volkswagen International Finance NV, Sr. Unsecd. Note, Series 144A, 1.625%, 8/12/2013	5,017,230
		TOTAL	33,311,194
		Consumer Cyclical - Entertainment—0.8%
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,043,950
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Entertainment—continued
$5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.10%, 12/1/2017	$5,022,085
		TOTAL	10,066,035
		Consumer Cyclical - Retailers—0.1%
1,000,000		Wal-Mart Stores, Inc., Note, 4.55%, 5/1/2013	1,000,000
		Consumer Cyclical - Services—0.2%
2,000,000		eBay, Inc., Sr. Unsecd. Note, 0.875%, 10/15/2013	2,005,708
		Consumer Non-Cyclical - Food/Beverage—1.8%
1,000,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	1,060,237
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,055,376
3,000,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,029,574
2,000,000		Kraft Foods Group, Inc., 1.625%, 6/4/2015	2,035,066
1,425,000	[2,3]	Miller Brewing Co., Note, Series 144A, 5.50%, 8/15/2013	1,445,457
7,000,000	[2,3]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	7,373,996
4,600,000	[2,3]	SABMiller PLC, Note, Series 144A, 6.50%, 7/1/2016	5,372,221
1,250,000		The Coca-Cola Co., Sr. Unsecd. Note, 3.625%, 3/15/2014	1,285,545
		TOTAL	22,657,472
		Consumer Non-Cyclical - Health Care—0.4%
500,000		Boston Scientific Corp., 4.50%, 1/15/2015	529,279
4,000,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	4,009,292
		TOTAL	4,538,571
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,549,353
		Consumer Non-Cyclical - Products—0.1%
900,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	917,311
		Consumer Non-Cyclical - Tobacco—0.3%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,317,641
2,000,000		Altria Group, Inc., Company Guarantee, 8.50%, 11/10/2013	2,083,112
		TOTAL	3,400,753
		Credit Card—0.6%
4,500,000	[1]	BA Credit Card Trust, Series B4, 5.45%, 9/18/2013	7,074,395
		Energy - Integrated—2.6%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,344,975
3,800,000	[2,3]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,992,641
333,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	343,964
10,000,000		Hess Corp., 7.00%, 2/15/2014	10,474,810
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Integrated—continued
$2,900,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	$2,968,121
4,000,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	4,432,288
3,000,000		Shell International Finance B.V., Company Guarantee, 3.10%, 6/28/2015	3,169,872
2,000,000		Statoil ASA, 2.90%, 10/15/2014	2,074,110
		TOTAL	32,800,781
		Energy - Oil Field Services—0.5%
2,000,000	[1,2,3]	Schlumberger Investment SA, Floating Rate Note—Sr. Note, Series 144A, 0.830%, 9/12/2014	2,014,106
5,000,000	[2,3]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	5,034,940
		TOTAL	7,049,046
		Financial Institution - Banking—6.2%
1,200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,316,749
8,650,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	9,179,847
6,000,000	[1]	Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 0.879%, 4/9/2018	6,024,714
6,333,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	6,778,432
5,500,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	5,684,597
5,600,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	5,778,231
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	2,042,580
5,000,000		HSBC Bank USA, N.A., Sr. Sub. Note, 4.625%, 4/1/2014	5,186,220
3,000,000	[1]	JPMorgan Chase & Co., Floating Rate Note—Sr. Note, 0.726%, 4/23/2015	3,003,270
3,000,000	[1]	JPMorgan Chase & Co., Floating Rate Note—Sr. Note, Series MTN, 1.030%, 5/2/2014	3,021,648
3,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, Series FRN, 1.875%, 1/24/2014	3,023,079
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 1.75%, 2/25/2016	2,015,738
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	3,326,982
1,000,000		Northern Trust Corp., Sr. Unsecd. Note, 4.625%, 5/1/2014	1,042,074
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,053,632
6,000,000	[1]	Royal Bank of Canada, Montreal, Floating Rate Note—Sr. Note, 0.650%, 3/8/2016	6,016,128
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,085,660
2,000,000		US Bancorp, Sr. Unsecd. Note, 4.20%, 5/15/2014	2,080,184
5,000,000		Wachovia Corp., Sub., 5.25%, 8/1/2014	5,280,305
3,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, Series FRN, 1.205%, 6/26/2015	3,038,934
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$3,000,000		Wells Fargo & Co., Sub. Note, 4.95%, 10/16/2013	$3,059,637
		TOTAL	80,038,641
		Financial Institution - Brokerage—0.1%
1,750,000	[1]	BlackRock, Inc., Floating Rate Note—Sr. Note, 0.588%, 5/24/2013	1,750,264
		Financial Institution - Finance Noncaptive—0.9%
1,000,000		American Express Credit Corp., Series C, 7.30%, 8/20/2013	1,020,576
1,250,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	1,250,000
3,000,000	[1]	General Electric Capital Corp., Floating Rate Note—Sr. Note, 1.130%, 1/7/2014	3,018,114
6,000,000	[1]	General Electric Capital Corp., Floating Rate Note—Sr. Note, Series MTN, 0.976%, 4/24/2014	6,042,744
		TOTAL	11,331,434
		Financial Institution - Insurance - Health—0.1%
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 1.187%, 7/15/2027	817,500
		Financial Institution - Insurance - Life—1.6%
3,580,000		American International Group, Inc., Sr. Unsecd. Note, 3.65%, 1/15/2014	3,657,024
4,500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	5,182,700
4,000,000	[1]	MetLife, Inc., Floating Rate Note—Sr. Note, 1.546%, 8/6/2013	4,012,752
2,000,000	[1,2,3]	New York Life Global Funding, Floating Rate Note—Sr. Secured Note, Series 144A, 0.542%, 4/4/2014	2,006,252
5,500,000	[2,3]	New York Life Global Funding, Sr. Secd. Note, Series 144A, 1.85%, 12/13/2013	5,550,242
		TOTAL	20,408,970
		Financial Institution - Insurance - P&C—0.2%
2,000,000	[1]	Berkshire Hathaway, Inc., Floating Rate Note—Sr. Note, Series FRN, 0.990%, 8/15/2014	2,017,296
		Financial Institution - REITs—0.6%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.375%, 4/15/2014	1,828,417
5,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.00%, 11/15/2013	5,138,530
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,361,810
		TOTAL	8,328,757
		Technology—2.1%
7,850,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 0.531%, 3/14/2014	7,867,780
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.25%, 9/13/2013	2,003,620
8,184,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.55%, 5/30/2014	8,232,343
5,000,000		Intel Corp., Sr. Unsecd. Note, 1.95%, 10/1/2016	5,187,430
2,000,000		Microsoft Corp., Sr. Note, 0.875%, 9/27/2013	2,005,346
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$1,000,000		Microsoft Corp., Sr. Note, 1.625%, 9/25/2015	$1,029,501
1,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	1,003,360
		TOTAL	27,329,380
		Transportation - Services—0.3%
4,000,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.125%, 5/11/2015	4,161,056
		Utility - Diversified—0.2%
2,000,000		P G & E Corp., 5.75%, 4/1/2014	2,091,518
		Utility - Electric—1.3%
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 1.80%, 3/15/2014	2,021,720
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,046,280
500,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	501,064
1,000,000	[2,3]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	1,035,763
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,031,519
1,000,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,020,539
1,333,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	1,344,141
2,280,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	2,305,655
4,000,000	[2,3]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	4,276,068
2,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, Series G, 0.85%, 8/15/2014	2,011,352
		TOTAL	16,594,101
		Utility - Natural Gas Pipelines—0.3%
1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,061,936
3,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	3,003,759
		TOTAL	4,065,695
		TOTAL CORPORATE BONDS (IDENTIFIED COST $400,253,689)	407,995,184
		Mortgage-Backed Securities—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
18,077		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	19,634
20,888		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	23,274
61,850		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	66,420
7,805		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	8,334
		TOTAL	117,662
Annual Shareholder Report

Principal Amount or Shares			Value
		Mortgage-Backed Securities—continued
		Federal National Mortgage Association—0.0%
$4,004		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	$4,275
6,853		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	7,106
12,156		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	13,149
73,676		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	84,561
		TOTAL	109,091
		Government National Mortgage Association—0.0%
48,743		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	56,556
9,272		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	10,974
28		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	29
		TOTAL	67,559
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $271,745)	294,312
		MUNICIPAL BOND—0.2%
3,225,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds Series 2013A, 1.298%, 7/1/2016 (IDENTIFIED COST $3,225,000)	3,245,866
		U.S. TREASURY—4.0%
15,000,000		United States Treasury Note, 1.00%, 3/31/2017	15,305,508
10,000,000		United States Treasury Note, 1.75%, 7/31/2015	10,336,806
5,000,000		United States Treasury Note, 2.50%, 3/31/2015	5,217,819
20,000,000		United States Treasury Note, 2.50%, 4/30/2015	20,904,374
		TOTAL U.S. TREASURY (IDENTIFIED COST $50,217,168)	51,764,507
		MUTUAL FUNDS—13.6%[5]
819,989		Emerging Markets Fixed Income Core Fund	29,022,775
3,160,010		Federated Bank Loan Core Fund	32,548,105
3,829,711		Federated Mortgage Core Portfolio	38,871,569
48,179,081	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%	48,179,081
632,513		Federated Project and Trade Finance Core Fund	6,185,978
Annual Shareholder Report

Principal Amount or Shares		Value
	MUTUAL FUNDS—continued[5]
2,847,104	High Yield Bond Portfolio	$19,474,189
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $170,547,007)	174,281,697
	TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $1,261,339,089)[7]	1,280,133,050
	OTHER ASSETS AND LIABILITIES - NET—0.1%[8]	703,477
	TOTAL NET ASSETS—100%	$1,280,836,527
At April 30, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
9/18/2013	4,745,921 Pound Sterling	$7,290,684	$(75,862)
At April 30, 2013, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Goldman Sachs & Co.
Reference Entity	Series 19 High Yield CDX Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	5.00%
Expiration Date	12/20/2017
Implied Credit Spread at 4/30/2013[9]	3.22%
Notional Amount	$8,000,000
Market Value	$584,882
Upfront Premiums Paid	$187,500
Unrealized Appreciation	$397,382
Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2013, these restricted securities amounted to $446,121,141, which represented 34.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2013, these liquid restricted securities amounted to $445,970,448, which represented 34.8% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

5	Affiliated holdings.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $1,261,822,699.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$5,203,232	$—	$5,203,232
Assets-Backed Securities	—	444,274,751[2]	38,274	444,313,025
Collateralized Mortgage Obligations	—	193,035,227[3]	—	193,035,227
Corporate Bonds	—	407,995,184	—	407,995,184
Mortgage-Backed Securities	—	294,312	—	294,312
Municipal Bond	—	3,245,866	—	3,245,866
U.S. Treasury	—	51,764,507	—	51,764,507
Mutual Funds[1]	168,095,719	6,185,978	—	174,281,697
TOTAL SECURITIES	$168,095,719	$1,111,999,057	$38,274	$1,280,133,050
OTHER FINANCIAL INSTRUMENTS[4]	$—	$509,020	$—	$509,020
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $10,500,350 of asset-backed securities transferred from Level 3 to Level 2 because observable market data was obtained for securities. These transfers represent the value of the securities at the beginning of the period.
3	Includes $132,279 of collaterlalized mortgage obligations transferred from Level 3 to Level 2 because observable market data was obtained for securities. These transfers represent the value of the securities at the beginning of the period.
4	Other financial instruments include foreign exchange contracts and swap contracts.
Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Securities	Investments in Collateralized Mortgage Obligations
Balance as of May 1, 2012	$25,557,905	$132,279
Realized gain (loss)	(4,606)	—
Change in unrealized appreciation (depreciation)	(2,261)	—
Purchases	—	—
(Sales)	(15,012,414)	—
(Transfers out of Level 3)	(10,500,350)	(132,279)
Balance as of April 30, 2013	$38,274	$—
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at April 30, 2013	$(903)	$—
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.65	$8.64	$8.56	$8.11	$8.29
Income From Investment Operations:
Net investment income	0.11	0.15[1]	0.15	0.20	0.28
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.05	0.00[2]	0.07	0.45	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	0.16	0.15	0.22	0.65	0.11
Less Distributions:
Distributions from net investment income	(0.11)	(0.14)	(0.14)	(0.20)	(0.29)
Net Asset Value, End of Period	$8.70	$8.65	$8.64	$8.56	$8.11
Total Return[3]	1.90%	1.79%	2.61%	8.04%	1.40%
Ratios to Average Net Assets:
Net expenses	1.10%	1.09%	1.09%	1.09%	1.09%
Net investment income	1.29%	1.70%	1.75%	2.36%	3.50%
Expense waiver/reimbursement[4]	0.23%	0.23%	0.25%	0.26%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$136,514	$130,880	$100,026	$94,070	$45,999
Portfolio turnover	22%	32%	30%	38%	53%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.65	$8.64	$8.56	$8.11	$8.29
Income From Investment Operations:
Net investment income	0.16	0.20[1]	0.20	0.25	0.33
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.05	0.00[2]	0.07	0.45	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.20	0.27	0.70	0.16
Less Distributions:
Distributions from net investment income	(0.16)	(0.19)	(0.19)	(0.25)	(0.34)
Net Asset Value, End of Period	$8.70	$8.65	$8.64	$8.56	$8.11
Total Return[3]	2.49%	2.38%	3.20%	8.67%	1.99%
Ratios to Average Net Assets:
Net expenses	0.52%	0.52%	0.52%	0.51%	0.52%
Net investment income	1.87%	2.27%	2.33%	2.94%	4.09%
Expense waiver/reimbursement[4]	0.23%	0.22%	0.24%	0.25%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$576,453	$502,109	$474,795	$402,259	$176,546
Portfolio turnover	22%	32%	30%	38%	53%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.65	$8.64	$8.56	$8.11	$8.29
Income From Investment Operations:
Net investment income	0.15	0.18[1]	0.18	0.23	0.32
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.05	0.01	0.08	0.45	(0.18)
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.19	0.26	0.68	0.14
Less Distributions:
Distributions from net investment income	(0.15)	(0.18)	(0.18)	(0.23)	(0.32)
Net Asset Value, End of Period	$8.70	$8.65	$8.64	$8.56	$8.11
Total Return[2]	2.30%	2.19%	3.01%	8.46%	1.80%
Ratios to Average Net Assets:
Net expenses	0.71%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.69%	2.06%	2.14%	2.75%	3.88%
Expense waiver/reimbursement[3]	0.27%	0.27%	0.29%	0.30%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$238,220	$544,565	$314,236	$266,638	$63,342
Portfolio turnover	22%	32%	30%	38%	53%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class Y Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.65	$8.64	$8.56	$8.11	$8.29
Income From Investment Operations:
Net investment income	0.18	0.21[1]	0.21	0.26	0.34
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.05	0.01	0.08	0.45	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	0.23	0.22	0.29	0.71	0.17
Less Distributions:
Distributions from net investment income	(0.18)	(0.21)	(0.21)	(0.26)	(0.35)
Net Asset Value, End of Period	$8.70	$8.65	$8.64	$8.56	$8.11
Total Return[2]	2.66%	2.55%	3.37%	8.84%	2.16%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.03%	2.44%	2.50%	3.04%	4.26%
Expense waiver/reimbursement[3]	0.23%	0.22%	0.24%	0.25%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$329,649	$199,281	$263,115	$114,145	$12,062
Portfolio turnover	22%	32%	30%	38%	53%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2013
Assets:
Total investment in securities, at value including $174,281,697 of investment in affiliated holdings (Note 5) (identified cost $1,261,339,089)		$1,280,133,050
Cash		1,455
Income receivable		5,012,296
Swaps, at value (premium paid $187,500)		584,882
Receivable for shares sold		2,745,692
Receivable for periodic payments from swap contracts		46,667
TOTAL ASSETS		1,288,524,042
Liabilities:
Payable for investments purchased	$2,996,670
Payable for shares redeemed	3,825,891
Unrealized depreciation on foreign exchange contracts	75,862
Income distribution payable	357,322
Payable for distribution services fee (Note 5)	80,665
Payable for shareholder services fee (Note 5)	181,972
Accrued expenses (Note 5)	169,133
TOTAL LIABILITIES		7,687,515
Net assets for 147,236,781 shares outstanding		$1,280,836,527
Net Assets Consist of:
Paid-in capital		$1,266,195,750
Net unrealized appreciation of investments, swap contracts and translation of assets and liabilities in foreign currency		19,112,065
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(5,204,112)
Undistributed net investment income		732,824
TOTAL NET ASSETS		$1,280,836,527
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($136,514,030 ÷ 15,691,870 shares outstanding), no par value, unlimited shares authorized	$8.70
Offering price per share (100/99.00 of $8.70)	$8.79
Redemption proceeds per share	$8.70
Institutional Shares:
Net asset value per share ($576,453,224 ÷ 66,260,334 shares outstanding), no par value, unlimited shares authorized	$8.70
Offering price per share	$8.70
Redemption proceeds per share	$8.70
Service Shares:
Net asset value per share ($238,219,855 ÷ 27,392,798 shares outstanding), no par value, unlimited shares authorized	$8.70
Offering price per share	$8.70
Redemption proceeds per share	$8.70
Class Y Shares:
Net asset value per share ($329,649,418 ÷ 37,891,779 shares outstanding), no par value, unlimited shares authorized	$8.70
Offering price per share	$8.70
Redemption proceeds per share	$8.70
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended April 30, 2013
Investment Income:
Interest (including income on securities loaned of $1,197 and net of foreign taxes withheld of $3,539)			$25,080,749
Dividends received from affiliated holdings (Note 5)			4,690,016
Investment income allocated from affiliated partnership (Note 5)			1,655,450
TOTAL INCOME			31,426,215
Expenses:
Investment adviser fee (Note 5)		$5,253,668
Administrative fee (Note 5)		1,024,923
Custodian fees		61,427
Transfer and dividend disbursing agent fees and expenses		870,184
Directors'/Trustees' fees (Note 5)		7,467
Auditing fees		24,450
Legal fees		7,972
Portfolio accounting fees		207,985
Distribution services fee (Note 5)		1,263,587
Shareholder services fee (Note 5)		2,195,738
Account administration fee (Note 2)		21,820
Share registration costs		144,057
Printing and postage		51,069
Insurance premiums (Note 5)		6,314
Miscellaneous (Note 5)		8,062
TOTAL EXPENSES		11,148,723
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,997,312)
Waiver of administrative fee	(8,949)
Waiver of distribution services fee	(164,551)
Reimbursement of shareholder services fee	(13,885)
TOTAL WAIVERS AND REIMBURSEMENTS		(3,184,697)
Net expenses			7,964,026
Net investment income			23,462,189
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $1,638,893 on sales of investments in affiliated holdings (Note 5))	$739,830
Net realized loss on swap contracts	(298,334)
Net realized gain on investments allocated from affiliated partnership (Note 5)	475,156
Realized gain distribution from affiliated investment company shares (Note 5)	96,391
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	6,642,794
Net change in unrealized appreciation of swap contracts	397,382
Net realized and unrealized gain on investments, swap contracts and foreign currency transactions	8,053,219
Change in net assets resulting from operations	$31,515,408
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended April 30	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,462,189	$23,067,662
Net realized gain on investments including allocation from partnership, futures contracts, swap contracts and foreign currency transactions	1,013,043	1,064,871
Net change in unrealized appreciation/depreciation of investments, swap contracts and translation of assets and liabilities in foreign currency	7,040,176	505,207
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	31,515,408	24,637,740
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,773,067)	(1,843,191)
Institutional Shares	(9,916,021)	(11,285,932)
Service Shares	(6,708,528)	(3,101,268)
Class Y Shares	(5,305,768)	(6,348,466)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,703,384)	(22,578,857)
Share Transactions:
Proceeds from sale of shares	606,113,577	989,709,191
Net asset value of shares issued to shareholders in payment of distributions declared	19,301,314	17,230,342
Cost of shares redeemed	(729,224,222)	(784,335,724)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(103,809,331)	222,603,809
Change in net assets	(95,997,307)	224,662,692
Net Assets:
Beginning of period	1,376,833,834	1,152,171,142
End of period (including undistributed net investment income of $732,824 and $845,940, respectively)	$1,280,836,527	$1,376,833,834
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
April 30, 2013
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares, Service Shares and Class Y Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended April 30, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Institutional Shares	$1,698
Service Shares	20,122
TOTAL	$21,820
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund may use credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at April 30, 2013 is $8,000,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional amount of Swap contracts held by the Fund throughout the period was $3,230,769. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund may purchase and sell financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the
Annual Shareholder Report

contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
At April 30, 2013, the Fund had no outstanding futures contracts.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased by the Fund throughout the period was $208,174 and $13,932, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of April 30, 2013, the Fund had no outstanding securities on loan.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC, Series 1999-3, Class B1, 6.530%, 2/3/2029	7/9/1999	$111,851	$43,849
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$70,735	$63,246
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$38,274
SMFC Trust Asset-Backed Certificates, 1997-A, Class B1-4, 1.105%, 1/28/2027	2/5/1998	$41,692	$5,324
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	—	—	Unrealized depreciation on foreign exchange contracts	$75,862
Credit contracts	Receivable for periodic payments from swap contracts	$46,667	—	—
Credit contracts	Swaps, at value	$584,882	—	—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$631,549		$75,862
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$(298,334)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$316,260	$316,260
Credit contracts	397,382	—	397,382
TOTAL	$397,382	$316,260	$713,642
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended April 30	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,014,610	$ 78,270,912	10,590,548	$91,324,505
Shares issued to shareholders in payment of distributions declared	199,228	1,729,639	207,124	1,785,169
Shares redeemed	(8,656,190)	(75,138,056)	(7,241,662)	(62,359,055)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	557,648	$4,862,495	3,556,010	$30,750,619
Year Ended April 30	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,628,872	$ 231,151,381	26,376,676	$227,553,262
Shares issued to shareholders in payment of distributions declared	881,118	7,649,399	1,060,037	9,138,935
Shares redeemed	(19,311,069)	(167,649,829)	(24,334,060)	(209,680,632)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,198,921	$71,150,951	3,102,653	$27,011,565
Annual Shareholder Report

Year Ended April 30	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,069,642	$70,008,915	58,698,542	$506,557,392
Shares issued to shareholders in payment of distributions declared	647,721	5,618,961	309,572	2,671,510
Shares redeemed	(44,292,566)	(384,409,752)	(32,410,923)	(280,398,500)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(35,575,203)	$(308,781,876)	26,597,191	$228,830,402
Year Ended April 30	2013		2012
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	26,104,288	$226,682,369	19,046,946	$164,274,032
Shares issued to shareholders in payment of distributions declared	495,545	4,303,315	421,614	3,634,728
Shares redeemed	(11,751,158)	(102,026,585)	(26,883,959)	(231,897,537)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	14,848,675	$128,959,099	(7,415,399)	$(63,988,777)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(11,969,959)	$(103,809,331)	25,840,455	$222,603,809
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for expiration of capital loss carryforwards and differing treatments for foreign currency transactions, swap income, reclass of short-term capital gain distribution and allocated investment income from partnerships.
For the year ended April 30, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(4,757,356)	$128,079	$4,629,277
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$23,703,384	$22,578,857
Annual Shareholder Report

As of April 30, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,130,206
Net unrealized appreciation	$18,306,935
Capital loss carryforwards	$(4,796,364)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for paydowns, the deferral of losses on wash sales, reversal of write off and partnership basis adjustments.
At April 30, 2013, the cost of investments for federal tax purposes was $1,261,822,699. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and c) swap contracts was $18,310,351. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,618,235 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,307,884.
At April 30, 2013, the Fund had a capital loss carryforward of $4,796,364 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2014	$2,592,863	NA	$2,592,863
2015	$801,392	NA	$801,392
2016	$1,402,109	NA	$1,402,109
The Fund used capital loss carryforwards of $377,560 to offset capital gains realized during the year ended April 30, 2013. Additionally, capital loss carryforwards of $5,117,704 expired during the year ended April 30, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2013, the Adviser voluntarily waived $2,954,166 of its fee.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2013, FAS waived $8,949 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Service Shares	0.15%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$682,689	$(2,135)
Service Shares	580,898	(162,416)
TOTAL	$1,263,587	$(164,551)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2013, FSC retained $758,657 of fees paid by the Fund.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended April 30, 2013, FSC retained $776 in sales charges from the sale of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended April 30, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$341,345	$—
Institutional Shares	907,655	(13,885)
Service Shares	946,738	—
TOTAL	$2,195,738	$(13,885)
For the year ended April 30, 2013, FSSC received $50,849 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 1.10%, 0.52%, 0.71% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended April 30, 2013, the Adviser reimbursed $43,146. Transactions involving the affiliated holdings during the year ended April 30, 2013, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 4/30/2012	984,018	2,734,371	4,685,117	63,190,135	600,628	3,475,675	75,669,944
Purchases/ Additions	—	425,639	123,068	405,684,068	31,885	866,197	407,130,857
Sales/ Reductions	(164,029)	—	(978,474)	(420,695,122)	—	(1,494,768)	(423,332,393)
Balance of Shares Held 4/30/2013	819,989	3,160,010	3,829,711	48,179,081	632,513	2,847,104	59,468,408
Value	$29,022,775	$32,548,105	$38,871,569	$48,179,081	$6,185,978	$19,474,189	$174,281,697
Dividend Income/ Allocated Investment Income	$1,655,450	$ 1,366,188	$ 1,256,503	$ 60,439	$ 285,975	$ 1,720,911	$6,345,466
Capital Gain Distributions/ Allocated Net Realized Gain	$475,156	$—	$—	$—	$26,109	$ 70,282	$571,547
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2013, were as follows:
Purchases	$280,528,404
Sales	$370,644,093
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2013, there were no outstanding loans. During the year ended April 30, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2013, there were no outstanding loans. During the year ended April 30, 2013, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF federated income securities trust AND SHAREHOLDERS OF federated short-term income fund:
We have audited the accompanying statement of assets and liabilities of Federated Short-Term Income Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
June 24, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,005.90	$5.47
Institutional Shares	$1,000	$1,008.90	$2.59
Service Shares	$1,000	$1,007.90	$3.53
Class Y Shares	$1,000	$1,009.70	$1.74
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.34	$5.51
Institutional Shares	$1,000	$1,022.22	$2.61
Service Shares	$1,000	$1,021.27	$3.56
Class Y Shares	$1,000	$1,023.06	$1.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.10%
Institutional Shares	0.52%
Service Shares	0.71%
Class Y Shares	0.35%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “ Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Officer since: November 1998 Portfolio Manager since: October 1995	Principal Occupations: Randall S. Bauer has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Trust with respect to the Fund.. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994, and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the Pennsylvania State University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
federated short-term income fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Annual Shareholder Report

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a
Annual Shareholder Report

finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C209
CUSIP 31420C308
CUSIP 31420C787
32957 (6/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:  Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $245,950

Fiscal year ended 2012 - $250,000

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $218

Fiscal year ended 2012 - $0

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $7,452 respectively. Fiscal year ended 2012 – Tax preparation fees for fiscal year ends 2011 and 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $14,045 and $16,345 respectively. Fiscal year ended 2013- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2012- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2013 - $150,315

Fiscal year ended 2012 - $457,953

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 19, 2013